UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		83 Months Ended	92 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Statements of Income
Revenue
OPERATING EXPENSES
Selling, general and administrative	20,499	26,801	60,547	27,248	164,946	18,597	192,195	252,742
Total operating expenses	20,499	26,801	60,547	27,248	164,946	18,597	192,195	252,742
Loss from operations	(20,499)	(26,801)	(60,547)	(27,248)	(164,946)	(18,597)	(192,195)	(252,742)
OTHER INCOME (EXPENSE):
Interest (expense) income	(30)	(18)	(628)	(57)	(4,115)	(23)	(4,276)	(4,904)
Loss before provision for income taxes	(20,529)	(26,819)	(61,175)	(27,305)	(169,061)	(18,620)	(196,471)	(257,646)
Provision for income taxes :
Current
Deferred
Total income taxes
NET LOSS	(20,529)	(26,819)	(61,175)	(27,305)	(169,061)	(18,620)	(196,471)	(257,646)
Loss per share, basic and diluted	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Weighted average shares, basic and diluted	50,769,231	44,169,231	50,769,231	44,169,231	44,169,231	44,169,231
Comprehensive loss:
Net loss	(20,529)	(26,819)	(61,175)	(27,305)	(169,061)	(18,620)	(196,471)	(257,646)
Cumulative translation (loss) gain	(1,109)	4	6,583	(2,216)	(1,324)	295	(795)	5,788
Comprehensive loss	$ (21,638)	$ (26,815)	$ (54,592)	$ (29,521)	$ (170,385)	$ (18,325)	$ (197,266)	$ (251,858)